Performance B.1.1 Accounting for revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,661	$ 5,624	$ 4,261	[1]
Service Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,250	5,171	3,997
Mobile Services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,949	2,916	1,963
Mobile Services | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	40	37
Cable And Other Fixed Services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,192	2,145	1,938
Other Services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65	69	60
Telephone and equipment | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 411	$ 454	$ 263

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.